Note 4 - Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Less Than Twelve Months # of Investments	20	28
Less Than Twelve Months Fair Value	$ 17,241	$ 66,485
Less Than Twelve Months Unrealized Losses	$ (255)	$ (1,101)
Twelve Months or More # of Investments	13	4
Twelve Months or More Fair Value	$ 59,502	$ 668
Twelve Months or More Unrealized Losses	(1,178)	(353)
Total Fair Value	76,743	67,153
Total Unrealized Losses	$ (1,433)	$ (1,454)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	2
Less Than Twelve Months Fair Value	$ 4,703
Less Than Twelve Months Unrealized Losses	$ (78)
Twelve Months or More # of Investments	0
Twelve Months or More Fair Value	$ 0
Twelve Months or More Unrealized Losses	0
Total Fair Value	4,703
Total Unrealized Losses	$ (78)
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	1	1
Less Than Twelve Months Fair Value	$ 218	$ 262
Less Than Twelve Months Unrealized Losses	$ (5)	$ (3)
Twelve Months or More # of Investments	0	1
Twelve Months or More Fair Value	$ 0	$ 104
Twelve Months or More Unrealized Losses	0	(2)
Total Fair Value	218	366
Total Unrealized Losses	$ (5)	$ (5)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments	2	13
Less Than Twelve Months Fair Value	$ 9,819	$ 63,896
Less Than Twelve Months Unrealized Losses	$ (163)	$ (1,079)
Twelve Months or More # of Investments	12	0
Twelve Months or More Fair Value	$ 58,942	$ 0
Twelve Months or More Unrealized Losses	(1,038)	0
Total Fair Value	68,761	63,896
Total Unrealized Losses	$ (1,201)	$ (1,079)
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Less Than Twelve Months # of Investments	14	14
Less Than Twelve Months Fair Value	$ 2,268	$ 2,327
Less Than Twelve Months Unrealized Losses	$ (8)	$ (19)
Twelve Months or More # of Investments	0	2
Twelve Months or More Fair Value	$ 0	$ 214
Twelve Months or More Unrealized Losses	0	(1)
Total Fair Value	2,268	2,541
Total Unrealized Losses	$ (8)	$ (20)
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Less Than Twelve Months # of Investments	1
Less Than Twelve Months Fair Value	$ 233
Less Than Twelve Months Unrealized Losses	$ (1)
Twelve Months or More # of Investments	0
Twelve Months or More Fair Value	$ 0
Twelve Months or More Unrealized Losses	0
Total Fair Value	233
Total Unrealized Losses	$ (1)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 560	$ 350
Twelve Months or More Unrealized Losses	(140)	(350)
Total Fair Value	560	350
Total Unrealized Losses	$ (140)	$ (350)